Income Taxes - Narrative (Details) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Income Tax Disclosure [Abstract]
Decrease in deferred tax liabilities	CAD 1,300
Recognition of a regulatory liability	1,500
Earnings impact	168
Earnings impact after non-controlling interest	CAD 146